Statements of changes in equity - AUD ($)	Total	Contributed equity [member]	Other Contributed equity [member]	Reserves [member]	Accumulated Losses [member]	Non-controlling interests [member]
Beginning Balance at Jun. 30, 2020	$ 14,125,000	$ 48,781,000	$ 464,000	$ 1,066,000	$ (36,186,000)
Loss after income tax expense for the year (restated)	(8,420,000)				(8,420,000)
Other comprehensive income for the year, net of tax	2,000			2,000
Total comprehensive income for the year (restated)	(8,418,000)			2,000	(8,420,000)
Transactions with owners in their capacity as owners:
Contributions of equity	32,909,000	32,909,000
Share issue costs	(1,673,000)	(1,673,000)
Share based payment	637,000			637,000
Shares issued	273,000	273,000		(80,000)	80,000
Expired options				(324,000)	324,000
Ending balance at Jun. 30, 2021	37,853,000	80,290,062	464,000	1,301,000	(44,202,000)
Loss after income tax expense for the year (restated)	(25,014,055)				(25,014,000)
Other comprehensive income for the year, net of tax	35,000			35,000
Total comprehensive income for the year (restated)	(24,979,000)			35,000	(25,014,000)
Transactions with owners in their capacity as owners:
Share issue costs	(493,000)	(493,000)
Immaterial reclassification				(434,000)	434,000
Share based payment	1,674,000			1,674,000
Shares issued	4,202,000	4,202,000
Issue of shares on exercise of options	17,000	17,000		(6,000)	6,000
Conversion of convertible note		464,000	(464,000)
Expired options				(159,000)	159,000
Ending balance at Jun. 30, 2022	18,275,000	84,480,249		2,412,000	(68,617,000)
Loss after income tax expense for the year (restated)	(20,465,180)				(20,465,000)
Other comprehensive income for the year, net of tax	110,000			110,000
Total comprehensive income for the year (restated)	(20,355,000)			110,000	(20,465,000)
Transactions with owners in their capacity as owners:
Share issue costs	(401,000)	(401,000)
Share based payment	1,159,000			1,159,000
Shares issued	13,373,000	13,373,000
Ending balance at Jun. 30, 2023	$ 12,050,000	$ 97,452,246		$ 3,681,000	$ (89,083,000)